Property and equipment	6 Months Ended
Jun. 30, 2024
Property, plant and equipment [abstract]
Property and equipment	Property and equipment

(in thousands of euro)	Lands and buildings	Laboratory equipment and other	In progress	Total	Of which right of use assets

January 1, 2023	4,242	4,298	—	8,542	6,423
Acquisitions	31	279	—	310	79
Disposals (1)	(513)	(78)	—	(591)	(513)
Depreciation	(323)	(670)	—	(993)	(428)
Transfers	—	—	—	—	—

June 30, 2023	3,437	3,829	—	7,268	5,561

(in thousands of euro)	Lands and buildings	Laboratory equipment and other	In progress	Total	Of which right of use assets

January 1, 2024	2,958	3,378	—	6,322	5,055
Acquisitions	15	267	3	285	37
Disposals	—	(18)	—	(18)	(18)
Depreciation	(352)	(493)	—	(845)	(392)
Transfers	—	—	—	—	—

June 30, 2024	2,621	3,134	3	5,748	4,682
(1) As a reminder, on March 13, 2023, the Company signed an amendment to the lease for the "Le Virage" building, reducing the surface area of the leased premises. The effective date of the lease amendment is March 15, 2023. As a result, and in accordance with IFRS 16, the impact on the consolidated balance sheet at the effective date of the lease amendment is as follows: write-off of a right of use (asset) of €0.5 million and a lease liability of €0.7 million.